Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of components of income/(loss) before income taxes

The components of income/(loss) before income taxes are as follows:

		As Restated	As Restated
	December 31,	December 31,	December 31,
	2020	2019	2018
Domestic (UK)	$(17,394,075)	$(16,870,699)	$(20,633,055)
Foreign	312,458	24,496	133,596
Loss before income tax	$(17,081,617)	$(16,846,203)	$(20,499,459)

Schedule of income taxes relating to the company's operations

Income taxes relating to the Company’s operations are as follows:

		As Restated	As Restated
	December 31,	December 31,	December 31,
	2020	2019	2018
Current income taxes
Domestic (UK)	—	—	—
U.S.	—
Foreign	—	—	—

Deferred income taxes	—	—	—
Domestic (UK)	—	—	—
Foreign	—	—	—
Income tax expense/recovery	—

Schedule of income taxes at the UK statutory rate compared to the company's income tax expenses

Income taxes at the UK statutory rate compared to the Company’s income tax expenses as reported are as follows:

		As Restated	As Restated
	December 31,	December 31,	December 31,
	2020	2019	2018
Net loss before income tax	$(17,081,617)	$(16,846,203)	$(20,499,459)
Statutory rate	19.00%	19.00%	19.00%
Expected income tax recovery	(3,245,507)	(3,200,779)	(3,894,897)
Impact on income tax expense/recovery from
Change in valuation allowance	4,287,778	3,150,021	(1,322,117)
Permanent differences	81	161,543	—
U.S. state taxes (net of FBOS)	(655,877)	(370,870)	—
Tax rate difference in foreign jurisdictions	(136,343)	(1,960)	2,686,296
Change of tax rate due to U.S. tax reform	—	—	—
Change of tax rate from prior year	—	(63,133)	1,602,112
Deferred tax adjustments	(250,132)	325,178	928,606
Income tax expense	—	—	—

Schedule of deferred tax assets and liabilities

The Company’s deferred tax assets and liabilities consist of the following:

		As Restated
	December 31,	December 31,
	2020	2019
Deferred tax assets
Stock-based compensation	1,295,841	1,240,284
PP&E and other accrued liabilities	244,638	120,046
Intangibles	1,763,151	1,937,082
Warrant revaluation	—	192,825
Tax loss carry forward	22,913,429	18,439,041
Valuation allowance	(26,217,059)	(21,929,278)
Deferred tax assets/liabilities	—	—